other operating income (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
other operating income
Government assistance, including deferral account amortization			$ 23		$ 32
Investment income, gain (loss) on disposal of assets and other			230		45
Change in business combination-related accrued receivable and provisions			17		26
Interest income			3
Total			$ 273		$ 103
Subsidy receipts		$ 18		$ 19
Contribution expense rate		0.54%	0.54%
Interim contribution expense rate	0.60%
Quebec employment positions tax credit		$ 4		$ 7